Containers, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	[1]
Property Plant And Equipment [Abstract]
Containers, cost	$ 4,711,118	$ 4,511,101
Containers, accumulated depreciation	(990,784)	(814,790)
Containers, net book value	$ 3,720,334	$ 3,696,311	[2]

[1]	Amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").